Share Capital and Reserves - Summary of Share Premium (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Share Premium [abstract]
At 1 January	$ 7,493
Reduction of share premium	(7,493)
At 31 December	$ 0